Related party transactions (Details) - Newlink Technology Limited [Member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions (Details) [Line Items]
Related party transaction as payroll and non-payroll labor expenses	¥ 13.4	¥ 24.9
Related party transaction as rental fees	0.8	7.3
Related party transaction as other expenses	1.0	2.5
Payments made by related party on behalf of entity	11.6	15.1
Additional paid-in capital [member]
Related party transactions (Details) [Line Items]
Share-based compensation from controlling shareholder ESOP	¥ 0.7	¥ 0.8